Note 3 - Property and Equipment, Net	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consists of the following:

	December 31, 2016	June 30, 2017
	(Audited)	(Unaudited)

Office equipment	17	23
Laboratory equipment	49	62
Furniture	2	2
Motor vehicles	23	24
Leasehold improvements	13	13

	104	124
Less: accumulated depreciation	(24)	(37)

Property and equipment, net	80	87

Depreciation expenses for the
six
months ended
June 30, 2016
and
2017
were
$9
and
$13,
respectively.